United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/10

Date of Reporting Period:  Six months ended 11/30/09

Item 1.                      Reports to Stockholders

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

SEMI-ANNUAL SHAREHOLDER REPORT

November 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2009	Year Ended May 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0000[2]	0.0063	0.0324	0.0424	0.0302	0.0099
Net realized gain on investments	0.0001	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0001	0.0063	0.0324	0.0424	0.0302	0.0099
Less Distributions:
Distributions from net investment income	(0.0000)[2]	(0.0063)	(0.0324)	(0.0424)	(0.0302)	(0.0099)
Distributions from net realized gain on investments	(0.0001)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.0001)	(0.0063)	(0.0324)	(0.0424)	(0.0302)	(0.0099)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.64%	3.29%	4.32%	3.06%	0.99%
Ratios to Average Net Assets:
Net expenses	0.40%[4]	1.00%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.00%[4,5]	0.60%	3.08%	4.24%	2.98%	1.08%
Expense waiver/reimbursement[6]	0.70%[4]	0.11%	0.01%	0.03%	0.05%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$760,600	$946,354	$850,101	$549,287	$487,625	$546,590
1	Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
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1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$2.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.06	$2.03
1	Expenses are equal to the Fund's annualized net expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
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2

Portfolio of Investments Summary Tables (unaudited)

At November 30, 2009, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	49.2%
Repurchase Agreements	49.0%
U.S. Treasury Securities	2.4%
Other Assets and Liabilities — Net[2]	(0.6)%
TOTAL	100.0%

At November 30, 2009, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	40.1%
8-30 Days	5.2%
31-90 Days	40.9%
91-180 Days	12.2%
181 Days or more	2.2%
Other Assets and Liabilities — Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments

November 30, 2009 (unaudited)

Principal Amount			Value
		Government Agencies – 49.2%
$4,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.152%, 12/8/2009	$4,000,000
26,290,000	[2]	Federal Home Loan Bank System Discount Notes, 0.110%-0.850%, 1/4/2010-2/3/2010	26,278,025
122,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.146%-0.780%, 12/1/2009-3/1/2010	122,486,958
53,150,000		Federal Home Loan Bank System Notes, 0.290%-5.000%, 12/4/2009-12/27/2010	53,181,433
80,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.100%-1.000%, 1/28/2010-5/10/2010	79,939,347
31,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.135%-0.490%, 12/1/2009-2/9/2010	30,997,830
7,000,000		Federal Home Loan Mortgage Corp. Notes, 4.125%-7.000%, 3/15/2010-4/14/2010	7,125,916
19,500,000	[2]	Federal National Mortgage Association Discount Notes, 0.130%-0.540%, 1/5/2010-7/12/2010	19,485,452
23,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.218%-0.420%, 12/1/2009-2/12/2010	22,998,774
8,000,000		Federal National Mortgage Association Notes, 2.500%-7.250%, 1/15/2010-4/9/2010	8,064,374
		TOTAL GOVERNMENT AGENCIES	374,558,109
		U.S. Treasury – 2.4%
18,250,000	[2]	United States Treasury Bills, 0.445%-0.483%, 4/1/2010	18,220,971
		Repurchase Agreements – 49.0%
5,000,000	[3]	Interest in $1,190,000,000 joint repurchase agreement 0.16%, dated 11/3/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,190,476,000 on 2/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $1,215,808,282.	5,000,000
11,000,000	[3]	Interest in $1,200,000,000 joint repurchase agreement 0.16%, dated 11/5/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,200,480,000 on 2/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2039 and the market value of those underlying securities was $1,224,141,440.	11,000,000
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$29,490,000		Interest in $7,564,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,564,035,719 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2039 and the market value of those underlying securities was $7,715,316,434.	29,490,000
37,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which Bank of America N.A. will repurchase a security provided as collateral for $3,000,014,167 on 12/1/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 6/1/2038 and the market value of this underlying security was $3,060,014,451.	37,000,000
26,000,000	[3]	Interest in $1,700,000,000 joint repurchase agreement 0.10%, dated 11/24/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,700,273,889 on 1/22/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,748,008,375.	26,000,000
37,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,000,014,167 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/25/2045 and the market value of those underlying securities was $3,060,620,519.	37,000,000
12,000,000	[3]	Interest in $1,125,000,000 joint repurchase agreement 0.11%, dated 11/17/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,125,216,563 on 1/19/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/25/2038 and the market value of those underlying securities was $1,158,799,823.	12,000,000
13,000,000	[3]	Interest in $1,190,000,000 joint repurchase agreement 0.16%, dated 11/2/2009 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,190,054,224 on 2/2/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/15/2048 and the market value of those underlying securities was $1,225,847,929.	13,000,000
26,000,000	[3]	Interest in $2,380,000,000 joint repurchase agreement 0.11%, dated 11/17/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,380,421,789 on 1/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2039 and the market value of those underlying securities was $2,427,696,430.	26,000,000
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$12,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.12%, dated 11/17/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,157,333 on 1/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2039 and the market value of those underlying securities was $816,867,002.	12,000,000
8,000,000	[3]	Interest in $725,000,000 joint repurchase agreement 0.14%, dated 10/28/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $725,177,625 on 12/31/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2039 and the market value of those underlying securities was $741,336,205.	8,000,000
37,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 11/30/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $2,000,010,000 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2039 and the market value of those underlying securities was $2,040,010,200.	37,000,000
13,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.16%, dated 10/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,420,000 on 1/4/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $1,081,718,400.	13,000,000
7,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.16%, dated 10/19/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,156,444 on 1/15/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/25/2045 and the market value of those underlying securities was $412,079,925.	7,000,000
25,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.18%, dated 11/30/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,005,000 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2039 and the market value of those underlying securities was $1,020,000,819.	25,000,000
37,000,000		Interest in $100,000,000 joint repurchase agreement 0.18%, dated 11/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $100,000,500 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2038 and the market value of those underlying securities was $102,000,510.	37,000,000
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$37,000,000	Interest in $3,350,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $3,350,015,819 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,434,065,256.	37,000,000
	TOTAL REPURCHASE AGREEMENTS	372,490,000
	TOTAL INVESTMENTS — 100.6% (AT AMORTIZED COST)[4]	765,269,080
	OTHER ASSETS AND LIABILITIES - NET — (0.6)%[5]	(4,668,812)
	TOTAL NET ASSETS — 100%	$760,600,268
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

    The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Government Agencies	$ —	$374,558,109	$ —	$374,558,109
U.S. Treasury	—	18,220,971	—	18,220,971
Repurchase Agreements	—	372,490,000	—	372,490,000
TOTAL SECURITIES	$ —	$765,269,080	$ —	$765,269,080
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  8

  Statement of Assets and Liabilities

  November 30, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$372,490,000
Investments in securities	392,779,080
Total investments in securities, at amortized cost and value		$765,269,080
Cash		667,531
Income receivable		572,029
Receivable for shares sold		21,397
TOTAL ASSETS		766,530,037
Liabilities:
Payable for investments purchased	5,748,787
Payable for shares redeemed	68,892
Capital gain distribution payable	7,424
Payable for investment adviser fee (Note 4)	4,332
Accrued expenses	100,334
TOTAL LIABILITIES		5,929,769
Net assets for 760,573,886 shares outstanding		$760,600,268
Net Assets Consist of:
Paid-in capital		$760,573,886
Accumulated net realized gain on investments		29,148
Distributions in excess of net investment income		(2,766)
TOTAL NET ASSETS		$760,600,268
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($760,600,268 ÷ 760,573,886 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  9

  Statement of Operations

  Six Months Ended November 30, 2009 (unaudited)

Investment Income:
Interest			$1,663,556
Expenses:
Investment adviser fee (Note 4)		$2,060,067
Administrative personnel and services fee (Note 4)		319,636
Custodian fees		19,756
Transfer and dividend disbursing agent fees and expenses		417,741
Directors'/Trustees' fees		4,970
Auditing fees		9,275
Legal fees		3,744
Portfolio accounting fees		55,466
Distribution services fee (Note 4)		412,013
Shareholder services fee (Note 4)		1,029,621
Account administration fee		412
Share registration costs		30,190
Printing and postage		21,626
Insurance premiums		3,310
Taxes		30,402
Miscellaneous		119,691
TOTAL EXPENSES		4,537,920
Waivers (Note 4):
Waiver of investment adviser fee	$(1,441,439)
Waiver of administrative personnel and services fee	(6,094)
Waiver of distribution services fee	(411,919)
Waiver of shareholder services fee	(1,029,621)
Waiver of account administration fee	(412)
TOTAL WAIVERS		(2,889,485)
Net expenses			1,648,435
Net investment income			15,121
Net realized gain on investments			56,355
Change in net assets resulting from operations			$71,476
    See Notes which are an integral part of the Financial Statements
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  10

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2009	Year Ended 5/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,121	$6,305,167
Net realized gain on investments	56,355	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	71,476	6,305,167
Distributions to Shareholders:
Distributions from net investment income	(19,454)	(6,300,169)
Distributions from net realized gain on investments	(27,207)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(46,661)	(6,300,169)
Share Transactions:
Proceeds from sale of shares	1,040,591,782	3,284,763,558
Net asset value of shares issued to shareholders in payment of distributions declared	38,992	6,528,352
Cost of shares redeemed	(1,226,409,541)	(3,195,044,045)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(185,778,767)	96,247,865
Change in net assets	(185,753,952)	96,252,863
Net Assets:
Beginning of period	946,354,220	850,101,357
End of period (including undistributed (distributions in excess of) net investment income of $(2,766) and $1,567, respectively)	$760,600,268	$946,354,220
    See Notes which are an integral part of the Financial Statements
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  Notes to Financial Statements

  November 30, 2009 (unaudited)

  1. ORGANIZATION

  Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors (the “Directors”).

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  Semi-Annual Shareholder Report
  12

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

  Other Taxes

  As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds
  (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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  13

  3. CAPITAL STOCK

  The following table summarizes capital stock activity:

	Six Months Ended 11/30/2009	Year Ended 5/31/2009
Shares sold	1,040,591,782	3,284,763,558
Shares issued to shareholders in payment of distributions declared	38,992	6,528,352
Shares redeemed	(1,226,409,541)	(3,195,044,045)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(185,778,767)	96,247,865

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the Adviser waived $1,441,439 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,094 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary Semi-Annual Shareholder Report
  14

  waiver at any time at its sole discretion. For the six months ended November 30, 2009, FSC voluntarily waived $411,919 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2009, FSC did not retain any fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2009, unaffiliated third-party financial intermediaries waived $1,029,621 of Service Fees and $412 of account administration fees. These waivers can be modified or terminated at any time.

  General

  Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

  5. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the Fund did not utilize the LOC.

  6. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the program was not utilized.

  7. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Semi-Annual Shareholder Report
  15

  Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  8. Subsequent events

  Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  16

  Evaluation and Approval of Advisory Contract - May 2009

  Government Cash Series (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  17

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  18

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  19

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  20

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  21

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  22

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report
  23

  Federated Securities Corp., Distributor

  Cusip 147551204

  0122604 (1/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Municipal Cash Series

  A Portfolio of Cash Trust Series, Inc.

  SEMI-ANNUAL SHAREHOLDER REPORT

  November 30, 2009

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2009	Year Ended May 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.010	0.023	0.027	0.020	0.008
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000	0.010	0.023	0.027	0.020	0.008
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.010)	(0.023)	(0.027)	(0.020)	(0.008)
Distributions from net realized gain on investments	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)	(0.010)	(0.023)	(0.027)	(0.020)	(0.008)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.03%	1.03%	2.36%	2.72%	1.98%	0.76%
Ratios to Average Net Assets:
Net expenses	0.93%[4]	1.08%[5]	1.05%[5]	1.05%	1.05%	1.05%
Net investment income	0.06%[4]	1.00%	2.26%	2.69%	1.92%	0.81%
Expense waiver/reimbursement[6]	0.16%[4]	0.05%	0.05%	0.05%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$518,448	$512,018	$476,382	$342,760	$334,001	$400,545
1	Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 1.08% and 1.05% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,000.30	$4.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.41	$4.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
  Semi-Annual Shareholder Report

  Portfolio of Investments Summary Tables (unaudited)

  At November 30, 2009, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Variable Rate Demand Instruments	86.9%
Municipal Notes	11.4%
Commercial Paper	2.0%
Other Assets and Liabilities — Net[2]	(0.3)%
TOTAL	100.0%

  At November 30, 2009, the Fund's effective maturity3 schedule was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	89.2%
8-30 Days	0.8%
31-90 Days	1.0%
91-180 Days	3.5%
181 Days or more	5.8%
Other Assets and Liabilities — Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Semi-Annual Shareholder Report

  Portfolio of Investments

  November 30, 2009 (unaudited)

Principal Amount			Value
		Short-Term Municipals – 100.3%;1,2
		Alabama – 0.9%
$1,591,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.310%, 12/3/2009	1,591,000
3,100,000		Piedmont, AL IDB Weekly VRDNs (Bostrom Seating, Inc.)/(Citibank NA, New York LOC), 0.440%, 12/3/2009	3,100,000
		TOTAL	4,691,000
		Alaska – 4.8%
25,000,000		Alaska State Housing Finance Corp., (Series 2002 A) Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ), 0.400%, 12/3/2009	25,000,000
		Arizona – 8.6%
1,385,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.450%, 12/3/2009	1,385,000
2,200,000		Coconino County, AZ Pollution Control Corp., (Series 1998) Daily VRDNs (Arizona Public Service Co.)/(KBC Bank N.V. LOC), 0.300%, 12/1/2009	2,200,000
3,500,000		Maricopa County, AZ, IDA MFH, (Series 2008: Village at Sun Valley Apartments) Weekly VRDNs (Western Sun Valley, LP)/(FHLMC LOC), 0.410%, 12/3/2009	3,500,000
1,400,000		Maricopa County, AZ, IDA MFH, Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 0.320%, 12/3/2009	1,400,000
1,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.530%, 12/3/2009	1,000,000
3,000,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 0.500%, 12/3/2009	3,000,000
2,055,000	[3,4]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.220%, 12/3/2009	2,055,000
2,165,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.310%, 12/3/2009	2,165,000
2,720,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.540%, 12/3/2009	2,720,000
2,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(Bank of America N.A. LOC), 0.420%, 12/3/2009	2,630,000
3,400,000		Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.550%, 12/2/2009	3,400,000
8,635,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, (ROCs-RR-II-R-12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.250%, 12/3/2009	8,635,000
  Semi-Annual Shareholder Report

Principal Amount			Value
$3,450,000		Scottsdale, AZ IDA, (Series 2006C) Weekly VRDNs (Scottsdale Healthcare Hospitals)/(FSA INS)/(Citibank NA, New York LIQ), 0.280%, 12/2/2009	3,450,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 12/3/2009	4,000,000
45,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.250%, 12/3/2009	45,000
3,000,000		Yavapai County, AZ IDA Solid Waste Disposal, (Series 2008A) Weekly VRDNs (Allied Waste North America, Inc.)/(Bank of America N.A. LOC), 0.310%, 12/3/2009	3,000,000
		TOTAL	44,585,000
		California – 0.7%
1,335,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (IWorks US, Inc.)/(City National Bank LOC), 2.280%, 12/3/2009	1,335,000
2,385,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 2.500%, 12/3/2009	2,385,000
		TOTAL	3,720,000
		Colorado – 1.4%
6,000,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.750%, 12/2/2009	6,000,000
975,000		Colorado HFA, (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 12/3/2009	975,000
70,000		Colorado HFA, (Series 2000B) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.440%, 12/3/2009	70,000
		TOTAL	7,045,000
		Connecticut – 1.2%
6,000,000		New Haven, CT, (Series 2002A), 0.45% CP (GTD by Landesbank Hessen-Thueringen LOC), Mandatory Tender 12/1/2009	6,000,000
		Delaware – 4.6%
24,000,000		Delaware Economic Development Authority IDRB, (Series D) Daily VRDNs (Motiva Enterprises LLC), 0.210%, 12/1/2009	24,000,000
		Florida – 6.3%
1,695,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.390%, 12/3/2009	1,695,000
16,380,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.260%, 12/1/2009	16,380,000
3,760,000		Orlando & Orange County Expressway Authority, FL, (Sub Series 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.310%, 12/3/2009	3,760,000
  Semi-Annual Shareholder Report

Principal Amount		Value
$10,580,000	Palm Beach County, FL Health Facilities Authority, (Series 2001) Daily VRDNs (Bethesda Healthcare System, Inc.)/(SunTrust Bank LOC), 0.260%, 12/1/2009	10,580,000
	TOTAL	32,415,000
	Georgia – 9.9%
2,370,000	Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.260%, 12/1/2009	2,370,000
1,600,000	Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.340%, 12/2/2009	1,600,000
340,000	DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy's and Girl's Clubs)/(SunTrust Bank LOC), 0.400%, 12/2/2009	340,000
19,350,000	Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.340%, 12/2/2009	19,350,000
15,210,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.370%, 12/3/2009	15,210,000
6,700,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.340%, 12/2/2009	6,700,000
2,000,000	Macon-Bibb County, GA Industrial Authority, (Series 2007) Weekly VRDNs (Battle Lumber Co., Inc.)/(U.S. Bank, N.A. LOC), 0.370%, 12/3/2009	2,000,000
340,000	Private Colleges & Universities Facilities of GA, (Series 2005C-2) Weekly VRDNs (Emory University), 0.200%, 12/3/2009	340,000
3,500,000	Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.450%, 12/2/2009	3,500,000
	TOTAL	51,410,000
	Illinois – 6.1%
3,825,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(Harris, N.A. LOC), 0.520%, 12/3/2009	3,825,000
1,630,000	Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(Harris, N.A. LOC), 0.650%, 12/3/2009	1,630,000
1,900,000	Elgin, IL, (Series 2001) Weekly VRDNs (Gemini Mouldings, Inc.)/(Bank of America N.A. LOC), 0.450%, 12/3/2009	1,900,000
3,375,000	Fulton, IL, (Series 1998) Weekly VRDNs (Drives, Inc.)/(Harris, N.A. LOC), 0.560%, 12/3/2009	3,375,000
1,595,000	Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.430%, 12/3/2009	1,595,000
3,375,000	Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 12/3/2009	3,375,000
  Semi-Annual Shareholder Report

Principal Amount			Value
$1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 0.570%, 12/3/2009	1,000,000
2,630,000		Illinois Development Finance Authority IDB, Adjustable Rate IDRB (Series 1996A) Weekly VRDNs (Nimlok Co.)/(JPMorgan Chase Bank, N.A. LOC), 1.400%, 12/3/2009	2,630,000
3,000,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (Kasbergen Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.590%, 12/3/2009	3,000,000
2,880,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.690%, 12/3/2009	2,880,000
3,200,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(Harris, N.A. LOC), 0.560%, 12/3/2009	3,200,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.940%, 12/2/2009	3,300,000
104,000		Peoria, IL, (Series 1996) Weekly VRDNs (J.T. Fennell Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 2.900%, 12/3/2009	104,000
		TOTAL	31,814,000
		Indiana – 2.9%
660,000		Carmel, IN, (Series 1999) Weekly VRDNs (Telamon Corp.)/(Bank of America N.A. LOC), 0.600%, 12/3/2009	660,000
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.540%, 12/3/2009	1,500,000
12,900,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.630%, 12/3/2009	12,900,000
		TOTAL	15,060,000
		Kansas – 1.4%
5,031,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.390%, 12/3/2009	5,031,000
2,315,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.460%, 12/2/2009	2,315,000
		TOTAL	7,346,000
		Kentucky – 0.5%
700,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 3.440%, 12/3/2009	700,000
2,100,000		Kentucky Housing Corp. Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 2.250%, 12/3/2009	2,100,000
		TOTAL	2,800,000
  Semi-Annual Shareholder Report

Principal Amount			Value
		Louisiana – 0.6%
$3,000,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.440%, 12/3/2009	3,000,000
		Maine – 1.3%
2,485,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wachovia Bank N.A. LOC), 0.590%, 12/2/2009	2,485,000
4,000,000		Maine State Housing Authority, (Series 2008 I), 2.00% TOBs, Mandatory Tender 12/16/2009	4,000,000
		TOTAL	6,485,000
		Massachusetts – 0.8%
4,000,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 12/4/2009	4,000,000
		Michigan – 0.4%
2,000,000		Michigan Municipal Bond Authority, State Aid Revenue (Series 2009 C-1), 3.00% TANs, 8/20/2010	2,022,640
		Minnesota – 0.0%
210,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.640%, 12/3/2009	210,000
		Missouri – 0.2%
920,000		Springfield, MO IDA, (Series 1999) Weekly VRDNs (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A. LOC), 0.390%, 12/3/2009	920,000
		Multi-State – 4.6%
3,543,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) (Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.420%, 12/3/2009	3,543,000
6,165,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.420%, 12/3/2009	6,165,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.330%, 12/3/2009	6,700,000
7,600,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 1) Weekly VRDPs (Deutsche Bank AG LIQ), 0.330%, 12/3/2009	7,600,000
		TOTAL	24,008,000
		Nevada – 0.2%
1,000,000		Clark County, NV, (Series 2008A: Airport Bonds) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.350%, 12/2/2009	1,000,000
		New Mexico – 0.7%
3,500,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.320%, 12/2/2009	3,500,000
  Semi-Annual Shareholder Report

Principal Amount			Value
		New York – 3.5%
$1,235,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.420%, 12/3/2009	1,235,000
1,185,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.900%, 12/2/2009	1,185,000
1,735,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.470%, 12/3/2009	1,735,000
3,877,000		Johnstown, NY, 2.25% BANs, 10/1/2010	3,900,831
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.850%, 12/2/2009	1,700,000
3,000,000		New York City, NY IDA, (Series 2007) Weekly VRDNs (Tiago Holdings LLC)/(Lloyds TSB Bank PLC, London LOC), 0.270%, 12/3/2009	3,000,000
1,600,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.470%, 12/3/2009	1,600,000
1,700,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 1), Weekly VRDPs (Deutsche Bank AG LIQ), 0.260%, 12/3/2009	1,700,000
2,250,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A. LOC), 0.550%, 12/3/2009	2,250,000
		TOTAL	18,305,831
		Ohio – 19.0%
3,330,000		Ashtabula County, OH, 1.75% BANs, 5/28/2010	3,335,603
3,000,000		Butler County, OH, 1.25% BANs, 8/5/2010	3,011,074
2,000,000		Edgewood City, OH School District, 2.00% BANs, 12/1/2009	2,000,000
5,000,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(FSA INS)/(Fifth Third Bank, Cincinnati LIQ), 0.600%, 12/3/2009	5,000,000
3,000,000		Lakewood, OH, 3.00% BANs, 4/15/2010	3,014,735
3,400,000		Licking County, OH Career & Technology Educational Centers, 1.60% BANs, 9/2/2010	3,417,750
2,160,000		Lima, OH, 2.00% BANs, 5/27/2010	2,171,556
2,000,000		Monroe, OH, 2.00% BANs, 8/19/2010	2,007,041
19,000,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(FSA INS)/(Dexia Credit Local LIQ), 0.380%, 12/2/2009	19,000,000
3,150,000		Oakwood City, OH, 2.25% BANs, 3/11/2010	3,154,237
20,000,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 0.270%, 12/2/2009	20,000,000
5,000,000		Ohio State Air Quality Development Authority, (Series 2006-A) Weekly VRDNs (FirstEnergy Solutions Corp.)/(Key Bank, N.A. LOC), 0.450%, 12/2/2009	5,000,000
  Semi-Annual Shareholder Report

Principal Amount		Value
$2,250,000	Ohio State, Environmental Improvement Revenue Bonds (Series 1996) Weekly VRDNs (Newark Group Industries, Inc.)/(Wachovia Bank N.A. LOC), 0.350%, 12/3/2009	2,250,000
2,000,000	Oregon City, OH, 1.05% BANs, 9/8/2010	2,006,267
5,000,000	Richland County, OH, 3.50% BANs, 1/12/2010	5,004,194
2,825,000	Summit County, OH Port Authority, (Series 2007) Weekly VRDNs (American Original Building Products LLC)/(FirstMerit Bank, N.A. LOC), 1.400%, 12/3/2009	2,825,000
2,780,000	Trotwood, OH, 2.25% BANs, 3/18/2010	2,786,097
2,990,000	Trumbull County, OH Sewer District, (Series B), 2.50% BANs, 3/23/2010	2,993,588
2,000,000	Vermilion, OH, 1.50% BANs, 10/27/2010	2,008,047
4,750,000	Wadsworth, OH School District, 2.25% BANs, 9/22/2010	4,811,002
2,500,000	Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.690%, 12/4/2009	2,500,000
	TOTAL	98,296,191
	Oklahoma – 0.4%
2,000,000	Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 12/3/2009	2,000,000
	Pennsylvania – 1.3%
675,000	McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 0.700%, 12/3/2009	675,000
6,000,000	Philadelphia, PA, (Series B), 2.50% TRANs, 6/30/2010	6,061,430
	TOTAL	6,736,430
	South Dakota – 0.6%
3,000,000	South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.590%, 12/3/2009	3,000,000
	Tennessee – 2.1%
10,000,000	Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 1.220%, 12/3/2009	10,000,000
1,000,000	Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.550%, 12/2/2009	1,000,000
	TOTAL	11,000,000
	Texas – 1.3%
1,940,000	Houston, TX Higher Education Finance Corp., (Series 2003A: Tierwester Oaks and Richfield Manor) Weekly VRDNs (Houston Student Housing LLC)/(Bank of New York LOC), 1.180%, 12/1/2009	1,940,000
  Semi-Annual Shareholder Report

Principal Amount			Value
$4,150,000	[3,4]	Texas State Department of Housing & Community Affairs, (PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(FHLMC COL)/(FHLMC LIQ), 0.570%, 12/3/2009	4,150,000
720,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2001-A109) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 0.330%, 12/2/2009	720,000
		TOTAL	6,810,000
		Vermont – 1.4%
3,325,000		Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Series 2006 A) Daily VRDNs (Gifford Medical Center)/(Key Bank, N.A. LOC), 0.300%, 12/1/2009	3,325,000
4,000,000		Vermont HFA, (Series 24A) Weekly VRDNs (Vermont HFA SFM)/(FSA INS)/(TD Banknorth N.A. LIQ), 0.400%, 12/2/2009	4,000,000
		TOTAL	7,325,000
		Virginia – 7.8%
45,000		Caroline County, VA IDA, (Series 2007G) Weekly VRDNs (Meadow Event Park)/(Regions Bank, Alabama LOC), 0.320%, 12/3/2009	45,000
12,000,000		Charles City County, VA EDA, (Series 2004A) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 12/3/2009	12,000,000
5,400,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.200%, 12/1/2009	5,400,000
7,000,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.330%, 12/3/2009	7,000,000
3,400,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health Systems), 0.400%, 12/2/2009	3,400,000
3,000,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.200%, 12/2/2009	3,000,000
8,500,000		Peninsula Port Authority, VA, (Series 2004) Weekly VRDNs (Riverside Health Systems), 0.450%, 12/2/2009	8,500,000
1,320,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Bank (USA) LOC), 0.470%, 12/3/2009	1,320,000
		TOTAL	40,665,000
		Washington – 1.1%
625,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.380%, 12/2/2009	625,000
3,000,000		Washington State Housing Finance Commission, (Series 2008) Weekly VRDNs (Panorama)/(Key Bank, N.A. LOC), 0.240%, 12/3/2009	3,000,000
  Semi-Annual Shareholder Report

Principal Amount		Value
$2,250,000	Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.560%, 12/3/2009	2,250,000
	TOTAL	5,875,000
	Wisconsin – 3.7%
2,000,000	Combined Locks, WI, Development Revenue Bonds, (Series 1997) Weekly VRDNs (Appleton Papers)/(Bank of America N.A. LOC), 0.520%, 12/3/2009	2,000,000
3,160,000	Menomonee Falls Village, WI, (Series 2006) Weekly VRDNs (AJ Die-Namics, LP)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.570%, 12/3/2009	3,160,000
1,625,000	Mukwonago, WI, (Series 1999) Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.570%, 12/3/2009	1,625,000
6,500,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.570%, 12/3/2009	6,500,000
3,935,000	Wausau, WI Community Development Authority, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.570%, 12/3/2009	3,935,000
1,870,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.350%, 12/2/2009	1,870,000
	TOTAL	19,090,000
	TOTAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[5]	520,135,092
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[6]	(1,687,579)
	TOTAL NET ASSETS — 100%	$518,447,513
    Securities that are subject to the federal alternative minimum tax (AMT) represent 63.9% of the portfolio as calculated based upon total market value.
  Semi-Annual Shareholder Report

    At November 30, 2009, the portfolio securities were rated as follows:
    Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
98.5%	1.5%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $47,994,000, which represented 9.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2009, these liquid restricted securities amounted to $47,994,000, which represented 9.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$520,135,092	$ —	$520,135,092
  Semi-Annual Shareholder Report

    The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
EDA	— Economic Development Authority
EDFA	— Economic Development Financing Authority
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDFA	— Industrial Development Finance Authority
IDRB(s)	— Industrial Development Revenue Bond(s)
IFA	— Industrial Finance Authority
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
ROCs	— Reset Option Certificates
SFM	— Single Family Mortgage
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Assets and Liabilities

  November 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$520,135,092
Income receivable		828,288
Receivable for shares sold		7,018
TOTAL ASSETS		520,970,398
Liabilities:
Payable for investments purchased	$2,171,556
Payable for shares redeemed	21,479
Bank overdraft	262,052
Payable for investment adviser fee (Note 4)	35,727
Payable for distribution services fee (Note 4)	119
Accrued expenses	31,952
TOTAL LIABILITIES		2,522,885
Net assets for 518,453,231 shares outstanding		$518,447,513
Net Assets Consist of:
Paid-in capital		$518,450,935
Accumulated net realized gain on investments		43
Distributions in excess of net investment income		(3,465)
TOTAL NET ASSETS		$518,447,513
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$518,447,513 ÷ 518,453,231 shares outstanding, $0.001 par value, $12,500,000,000 shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Operations

  Six Months Ended November 30, 2009 (unaudited)

Investment Income:
Interest			$2,920,159
Expenses:
Investment adviser fee (Note 4)		$1,480,245
Administrative personnel and services fee (Note 4)		229,678
Custodian fees		11,510
Transfer and dividend disbursing agent fees and expenses		272,312
Directors'/Trustees' fees		2,094
Auditing fees		9,274
Legal fees		4,204
Portfolio accounting fees		47,509
Distribution services fee (Note 4)		296,049
Shareholder services fee (Note 4)		739,438
Account administration fee		592
Share registration costs		49,632
Printing and postage		13,421
Insurance premiums		2,718
Taxes		21,166
Miscellaneous		54,880
TOTAL EXPENSES		3,234,722
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(79,694)
Waiver of administrative personnel and services fee	(4,385)
Waiver of distribution services fee	(73,849)
Waiver of shareholder services fee	(320,451)
Reimbursement of shareholder services fee	(6,990)
TOTAL WAIVERS AND REIMBURSEMENT		(485,369)
Net expenses			2,749,353
Net investment income			170,806
Net realized gain on investments			43
Change in net assets resulting from operations			$170,849
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2009	Year Ended 5/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$170,806	$4,701,224
Net realized gain on investments	43	351
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	170,849	4,701,575
Distributions to Shareholders:
Distributions from net investment income	(169,985)	(4,705,446)
Distributions from net realized gain on investments	—	(73,748)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(169,985)	(4,779,194)
Share Transactions:
Proceeds from sale of shares	733,937,068	1,437,187,268
Net asset value of shares issued to shareholders in payment of distributions declared	182,830	4,870,545
Cost of shares redeemed	(727,691,032)	(1,406,344,774)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	6,428,866	35,713,039
Change in net assets	6,429,730	35,635,420
Net Assets:
Beginning of period	512,017,783	476,382,363
End of period (including distributions in excess of net investment income of $(3,465) and $(4,286), respectively)	$518,447,513	$512,017,783
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report

  Notes to Financial Statements

  November 30, 2009 (unaudited)

  1. ORGANIZATION

  Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

  Semi-Annual Shareholder Report

  Other Taxes

  As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. CAPITAL STOCK

  The following table summarizes capital stock activity:

	Six Months Ended 11/30/2009	Year Ended 5/31/2009
Shares sold	733,937,068	1,437,187,268
Shares issued to shareholders in payment of distributions declared	182,830	4,870,545
Shares redeemed	(727,691,032)	(1,406,344,774)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	6,428,866	35,713,039
  Semi-Annual Shareholder Report

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the Adviser voluntarily waived $79,694 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,385 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, FSC voluntarily waived $73,849 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2009, FSC did not retain any fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2009, Semi-Annual Shareholder Report

  FSSC voluntarily reimbursed $6,990 of shareholder services fees. For the six months ended November 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended November 30, 2009, unaffiliated third-party financial intermediaries waived $320,451 of Service Fees. This waiver can be modified or terminated at any time.

  Interfund Transactions

  During the six months ended November 30, 2009, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $865,920,000 and $927,485,000, respectively.

  General

  Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

  5. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the Fund did not utilize the LOC.

  6. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the program was not utilized.

  7. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities Semi-Annual Shareholder Report have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  8. Subsequent events

  Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Municipal Cash Series (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report

  Notes

  Federated Securities Corp., Distributor

  Cusip 147551303

  0122605 (1/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Prime Cash Series

  A Portfolio of Cash Trust Series, Inc.

  SEMI-ANNUAL SHAREHOLDER REPORT

  November 30, 2009

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2009	Year Ended May 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.014	0.036	0.043	0.031	0.011
Net realized gain on investments	0.000[2]	—	—	—	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.014	0.036	0.043	0.031	0.011
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.014)	(0.036)	(0.043)	(0.031)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.014)	(0.036)	(0.043)	(0.031)	(0.011)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	1.39%	3.70%	4.42%	3.15%	1.08%
Ratios to Average Net Assets:
Net expenses	0.76%[5]	1.08%	1.05%	1.05%	1.05%	1.05%
Net investment income	0.01%[5]	1.34%	3.58%	4.34%	3.07%	1.11%
Expense waiver/reimbursement[6]	0.33%[5]	0.01%	0.02%	0.01%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,267,631	$6,661,244	$5,787,122	$4,758,790	$3,850,411	$4,074,633
1	Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$3.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.26	$3.85
1	Expenses are equal to the Fund's net annualized expense ratio of 0.76%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited)

  At November 30, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Instruments	49.3%
Commercial Paper and Notes	28.1%
Variable Rate Demand Instruments	13.8%
U.S. Government Agencies	2.4%
Repurchase Agreements	7.3%
Other Assets and Liabilities — Net[2]	(0.9)%
TOTAL	100.0%

  At November 30, 2009, the Fund's effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.3%
8-30 Days	17.2%
31-90 Days	32.8%
91-180 Days	14.2%
181 Days or more	1.4%
Other Assets and Liabilities — Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
  Semi-Annual Shareholder Report
  4

  Portfolio of Investments

  November 30, 2009 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 3.1%
		Finance@0018Automotive – 2.3%
$15,406,323	[1,2]	Ally Auto Receivables Trust 2009-A, Class A1, 0.396%, 9/15/2010	15,406,323
26,000,000		CarMax Auto Owner Trust 2009-2, Class A1, 0.278%, 11/15/2010	26,000,000
22,059,081	[1,2]	Chrysler Financial Auto Securitization Trust 2009-A, Class A1, 1.011%, 7/15/2010	22,059,081
28,000,000	[1,2]	Chrysler Financial Auto Securitization Trust 2009-B, Class A1, 0.305%, 12/8/2010	28,000,000
17,409,717		Hyundai Auto Receivables Trust 2009-A, Class A1, 0.356%, 9/15/2010	17,409,717
8,983,069	[1]	NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	8,983,069
2,466,381		Volkswagen Auto Lease Trust 2009-A, Class A1, 1.452%, 5/17/2010	2,466,381
		TOTAL	120,324,571
		Finance@0018Equipment – 0.8%
1,783,792	[1]	CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	1,783,792
35,000,000		CNH Equipment Trust 2009-C, Class A1, 0.420%, 12/3/2010	35,000,000
5,479,458		John Deere Owner Trust 2009-B, Class A1, 0.344%, 11/2/2010	5,479,458
		TOTAL	42,263,250
		TOTAL ASSET-BACKED SECURITIES	162,587,821
		Certificates of Deposit – 27.5%
		Finance@0018Banking – 27.5%
85,000,000		BNP Paribas SA, 0.340%, 5/5/2010	85,000,000
198,000,000		Banco Bilbao Vizcaya Argentaria SA, 0.275% — 0.705%, 12/7/2009 — 3/2/2010	198,000,745
200,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240% — 0.250%, 1/19/2010 — 2/23/2010	200,000,000
50,000,000		Barclays Bank PLC, 0.800%, 1/19/2010	50,000,000
44,000,000		Bayerische Landesbank, 0.395% — 0.400%, 1/19/2010 — 1/22/2010	44,000,438
65,000,000		Branch Banking & Trust Co., 0.650%, 1/4/2010	65,000,000
125,000,000		Calyon, Paris, 0.280%, 2/1/2010	125,000,000
50,000,000		Fifth Third Bank, Cincinnati, 0.270%, 1/5/2010	50,000,000
200,000,000		Mizuho Corporate Bank Ltd., 0.250%, 1/27/2010	200,000,000
250,000,000		Societe Generale, Paris, 0.340% — 0.500%, 2/1/2010 — 4/23/2010	250,000,000
50,000,000		State Street Bank and Trust Co., 0.340%, 4/20/2010	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.240% — 0.250%, 12/21/2009 — 1/6/2010	100,000,000
29,500,000		Toronto Dominion Bank, 1.500%, 12/14/2009	29,500,000
		TOTAL CERTIFICATES OF DEPOSIT	1,446,501,183
  Semi-Annual Shareholder Report
  5

Principal Amount			Value
		Collateralized Loan Agreements – 17.0%
		Finance@0018Banking – 17.0%
$50,000,000		BNP Paribas Securities Corp., 0.440%, 12/1/2009	50,000,000
85,000,000		Banc of America Securities LLC, 0.610% — 0.640%, 12/1/2009 — 1/19/2010	85,000,000
215,000,000		Barclays Capital, Inc., 0.460% — 0.700%, 12/10/2009 — 2/8/2010	215,000,000
50,000,000		Citigroup Global Markets, Inc., 0.540%, 12/1/2009	50,000,000
180,250,000		Deutsche Bank Securities, Inc., 0.600% — 0.640%, 12/1/2009 — 2/1/2010	180,250,000
140,000,000		Greenwich Capital Markets, Inc., 0.640%, 12/2/2009	140,000,000
25,000,000		Mizuho Securities USA, Inc., 0.250%, 12/1/2009	25,000,000
50,000,000		Natixis Financial Products, Inc., 0.400%, 12/4/2009	50,000,000
100,000,000		Wells Fargo Securities, LLC, 0.500%, 12/1/2009	100,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	895,250,000
		Commercial Paper – 28.1%;3
		Aerospace/Auto – 0.4%
20,000,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.300%, 12/15/2009	19,997,667
		Chemicals – 1.9%
100,000,000	[1,2]	BASF SE, 0.650%, 12/14/2009	99,976,528
		Finance@0018Banking – 20.3%
48,000,000	[1,2]	Banco Bilbao Vizcaya Argentaria SA, 0.290%, 3/18/2010	47,958,627
50,000,000		Bank of America Corp., 0.280%, 12/16/2009	49,994,167
60,800,000		Bayerische Landesbank, 0.390%, 1/22/2010	60,765,749
159,400,000	[1,2]	Clipper Receivables Company LLC, 0.355% — 0.370%, 4/1/2010 — 5/10/2010	159,188,402
61,246,000	[1,2]	Gotham Funding Corp., 0.240% — 0.250%, 12/3/2009 — 1/19/2010	61,236,180
244,000,000	[1,2]	Grampian Funding LLC, 0.260% — 0.290%, 12/4/2009 — 12/15/2009	243,986,940
195,000,000		ING (U.S.) Funding LLC, 0.300%, 2/4/2010 — 2/12/2010	194,892,708
107,000,000		Landesbank Baden-Wurttemberg, 0.280%, 1/15/2010	106,962,550
100,000,000	[1,2]	Landesbank Hessen-Thueringen, 0.300% — 0.400%, 12/1/2009 — 12/8/2009	99,997,083
45,000,000		Natixis, 0.240%, 12/7/2009	44,998,200
		TOTAL	1,069,980,606
		Finance@0018Commercial – 2.8%
75,000,000		General Electric Capital Services, 0.240%, 3/25/2010	74,943,000
74,500,000	[1,2]	Versailles Commercial Paper LLC, 0.280% — 0.300%, 12/14/2009 — 12/18/2009	74,491,332
		TOTAL	149,434,332
  Semi-Annual Shareholder Report
  6

Principal Amount			Value
		Food & Beverage – 1.0%
$53,200,000	[1,2]	H.J. Heinz Finance Co., (GTD by H.J. Heinz Co.), 0.300% — 0.350%, 12/2/2009 — 2/5/2010	53,173,523
		Retail – 1.7%
50,000,000	[1,2]	CVS Caremark Corp., 0.200% — 0.250%, 12/1/2009 — 12/2/2009	49,999,826
40,000,000		Safeway, Inc., 0.220%, 12/1/2009	40,000,000
		TOTAL	89,999,826
		TOTAL COMMERCIAL PAPER	1,482,562,482
		Corporate Bond – 0.2%
		Finance@0018Commercial – 0.2%
10,000,000		General Electric Capital Corp., 5.000%, 2/8/2010	10,075,585
		Government Agencies – 2.4%
		Government Agency – 2.4%
50,000,000		Federal Home Loan Bank System, 0.400%, 12/27/2010	50,000,000
50,000,000		Federal Home Loan Bank System, 0.670%, 1/27/2010	50,000,000
25,000,000		Federal Home Loan Bank System, 0.800%, 6/22/2010	25,000,000
		TOTAL GOVERNMENT AGENCIES	125,000,000
		Loan Participation – 1.5%
		Chemicals – 1.5%
78,500,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.450%, 12/29/2009	78,500,000
		Notes@0018Variable – 13.8%;4
		Finance@0018Banking – 11.5%
2,015,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 12/4/2009	2,015,000
2,000,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 0.300%, 12/3/2009	2,000,000
19,420,000		American Municipal Power-Ohio, Inc., (Series 2008A), (Key Bank, N.A. LOC), 0.950%, 12/3/2009	19,420,000
7,620,000		American Municipal Power-Ohio, Inc., (Series 2008B), (Key Bank, N.A. LOC), 0.950%, 12/3/2009	7,620,000
40,000,000		Australia & New Zealand Banking Group, Melbourne, 0.287%, 12/23/2009	40,000,000
5,295,000		Bond Holdings LP, (Wachovia Bank N.A. LOC), 0.250%, 12/4/2009	5,295,000
1,045,000		Capital One Funding Corp., (Series 1995-D), (JPMorgan Chase Bank, N.A. LOC), 0.600%, 12/3/2009	1,045,000
1,630,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 12/4/2009	1,630,000
8,775,000		Chatham Capital Corp., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 1.300%, 12/3/2009	8,775,000
  Semi-Annual Shareholder Report
  7

Principal Amount		Value
$1,515,000	Crane Plastics Siding LLC, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.800%, 12/3/2009	1,515,000
13,925,000	Dayton Freight Lines, Inc., (Series 2005), (Fifth Third Bank, Cincinnati LOC), 1.300%, 12/3/2009	13,925,000
550,000	Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.000%, 12/2/2009	550,000
21,920,000	Dynetics, Inc., (Series 2004), (Compass Bank, Birmingham LOC), 0.550%, 12/3/2009	21,920,000
1,410,000	Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 12/4/2009	1,410,000
45,335,000	Fiore Capital LLC, (Series 2005-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.230%, 12/3/2009	45,335,000
5,030,000	Foley City Redevelopment Authority, (RBC Bank (USA) LOC), 1.750%, 12/3/2009	5,030,000
4,820,000	Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 12/4/2009	4,820,000
6,425,000	Goldleaf Mortgage LLC, (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 2.230%, 12/3/2009	6,425,000
1,715,000	Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 12/4/2009	1,715,000
2,285,000	Great Southern Wood, Inc., (Wachovia Bank N.A. LOC), 0.300%, 12/4/2009	2,285,000
4,150,000	Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 1.600%, 12/3/2009	4,150,000
17,060,000	HD Greenville LLC, (Series 2004), (Regions Bank, Alabama LOC), 2.200%, 12/3/2009	17,060,000
3,410,000	Hamilton County Society for the Prevention of Cruelty to Animals, (Series 2008), (Fifth Third Bank, Cincinnati LOC), 1.300%, 12/3/2009	3,410,000
15,000,000	Interlock Realty Co., (U.S. Bank, N.A. LOC), 0.300%, 12/3/2009	15,000,000
1,720,000	Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 0.600%, 12/1/2009	1,720,000
25,000,000	Lloyds TSB Bank PLC, London, 0.242%, 12/7/2009	25,000,000
50,000,000	Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.000%, 12/1/2009	50,000,000
3,730,000	Maryland State Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.000%, 12/1/2009	3,730,000
3,905,000	Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-A), (SunTrust Bank LOC), 0.650%, 12/3/2009	3,905,000
14,670,000	Mississippi Business Finance Corp., Howard Industries, Inc. Project (Series 2205), (Regions Bank, Alabama LOC), 3.750%, 12/3/2009	14,670,000
17,700,000	New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.750%, 12/2/2009	17,700,000
  Semi-Annual Shareholder Report
  8

Principal Amount			Value
$3,465,000		Olive Baptist Church, Inc., (Regions Bank, Alabama LOC), 2.200%, 12/3/2009	3,465,000
68,000		Pizitz Properties LLC, (Series 2003), (Regions Bank, Alabama LOC), 2.200%, 12/3/2009	68,000
6,930,000		RP Huntsville, LLC, (Series 2008), (Regions Bank, Alabama LOC), 2.200%, 12/3/2009	6,930,000
3,630,000		RT Anderson LLC, (Series 2003), (Regions Bank, Alabama LOC), 3.250%, 12/3/2009	3,630,000
50,000,000	[1,2]	Rabobank Nederland NV, Utrecht, 0.284%, 1/7/2010	50,000,000
7,560,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 12/4/2009	7,560,000
21,325,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 1.270%, 12/3/2009	21,325,000
2,100,000		South Pittsburg, TN IDB, Lodge Manufacturing Co. Project, (Series 1999), (SunTrust Bank LOC), 0.750%, 12/2/2009	2,100,000
2,600,000		Springfield, TN Health & Educational Facilities Board, (Series 2006B), (Regions Bank, Alabama LOC), 2.200%, 12/3/2009	2,600,000
3,870,000		Sun Valley, Inc., (Wachovia Bank N.A. LOC), 0.300%, 12/4/2009	3,870,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.970%, 12/4/2009	2,735,000
260,000		TDB Realty Ltd., (National City Bank LOC), 3.400%, 12/3/2009	260,000
5,060,000		Trinity Baptist Church, (Series 2002-A), (Regions Bank, Alabama LOC), 2.200%, 12/3/2009	5,060,000
26,570,000		Urban Campus Environments LLC, (Series 2006), (Wachovia Bank N.A. LOC), 0.250%, 12/3/2009	26,570,000
31,000,000		Utah Telecommunication Open Infrastructure Agency, (Series 2008), (FHLB of Cincinnati LOC), 0.500%, 12/3/2009	31,000,000
11,000,000		Village Green Finance Co. LLC, (Series 1997), (Wachovia Bank N.A. LOC), 0.350%, 12/2/2009	11,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 0.287%, 12/14/2009	75,000,000
3,980,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 1.300%, 12/3/2009	3,980,000
		TOTAL	606,228,000
		Finance@0018Commercial – 0.5%
5,660,000		General Electric Capital Corp., 0.260% — 0.656%, 12/1/2009 — 2/26/2010	5,651,281
7,100,000		KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.600%, 12/3/2009	7,100,000
14,570,000		Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.600%, 12/3/2009	14,570,000
		TOTAL	27,321,281
  Semi-Annual Shareholder Report
  9

Principal Amount			Value
		Finance@0018Retail – 0.6%
$32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.794%, 12/16/2009	32,000,000
		Government Agency – 0.5%
19,000,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.350%, 12/3/2009	19,000,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.250%, 12/3/2009	10,000,000
		TOTAL	29,000,000
		Health Care – 0.7%
35,000,000	[1,2]	Roche Holding AG, 1.262%, 2/25/2010	35,000,000
		TOTAL NOTES — VARIABLE	729,549,281
		Repurchase Agreements – 7.3%
284,258,000		Interest in $7,564,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $7,564,035,719 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2039 and the market value of those underlying securities was $7,715,316,434.	284,258,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,002,361 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2019 and the market value of those underlying securities was $510,002,409.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	384,258,000
		TOTAL INVESTMENTS — 100.9% (AT AMORTIZED COST)[5]	5,314,284,352
		OTHER ASSETS AND LIABILITIES - NET — (0.9)%[6]	(46,653,109)
		TOTAL NET ASSETS — 100%	$5,267,631,243
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2009, these restricted securities amounted to $1,071,238,373, which represented 20.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2009, these liquid restricted securities amounted to $1,060,471,512, which represented 20.1% of total net assets.
3	Discount rate at time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Semi-Annual Shareholder Report
  10

    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$ —	$162,587,821	$ —	$162,587,821
Certificates of Deposit	—	1,446,501,183	—	1,446,501,183
Collateralized Loan Agreements	—	895,250,000	—	895,250,000
Commercial Paper	—	1,482,562,482	—	1,482,562,482
Corporate Bond	—	10,075,585	—	10,075,585
Government Agencies	—	125,000,000	—	125,000,000
Loan Participation	—	78,500,000	—	78,500,000
Notes — Variable	—	729,549,281	—	729,549,281
Repurchase Agreements	—	384,258,000	—	384,258,000
TOTAL SECURITIES	$ —	$5,314,284,352	$ —	$5,314,284,352
    The following acronyms are used throughout this portfolio:
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
IDB	— Industrial Development Bond
LOC	— Letter of Credit
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  11

  Statement of Assets and Liabilities

  November 30, 2009 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$5,314,284,352
Cash		1,197,149
Income receivable		3,056,470
Receivable for shares sold		381,192
TOTAL ASSETS		5,318,919,163
Liabilities:
Payable for investments purchased	$50,000,000
Payable for shares redeemed	377,114
Income distribution payable	13,902
Payable for investment adviser fee (Note 4)	152,580
Accrued expenses	744,324
TOTAL LIABILITIES		51,287,920
Net assets for 5,267,630,540 shares outstanding		$5,267,631,243
Net Assets Consist of:
Paid-in capital		$5,267,630,540
Accumulated net realized gain on investments		3,451
Distributions in excess of net investment income		(2,748)
TOTAL NET ASSETS		$5,267,631,243
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($5,267,631,243 ÷ 5,267,630,540 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  12

  Statement of Operations

  Six Months Ended November 30, 2009 (unaudited)

Investment Income:
Interest			$22,954,201
Expenses:
Investment adviser fee (Note 4)		$14,888,503
Administrative personnel and services fee (Note 4)		2,310,061
Custodian fees		103,571
Transfer and dividend disbursing agent fees and expenses		3,454,053
Directors'/Trustees' fees		17,640
Auditing fees		10,078
Legal fees		4,135
Portfolio accounting fees		86,240
Distribution services fee (Note 4)		2,977,701
Shareholder services fee (Note 4)		7,437,484
Account administration fee		5,383
Share registration costs		218,908
Printing and postage		254,363
Insurance premiums		9,068
Taxes		239,915
Miscellaneous		704,290
TOTAL EXPENSES		32,721,393
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(2,614,571)
Waiver of administrative personnel and services fee	(44,031)
Waiver of shareholder services fee	(5,671,335)
Reimbursement of distribution services fee	(1,582,290)
Reimbursement of shareholder services fee	(50,138)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,962,365)
Net expenses			22,759,028
Net investment income			195,173
Net realized gain on investments			6,433
Change in net assets resulting from operations			$201,606
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  13

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2009	Year Ended 5/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$195,173	$82,606,238
Net realized gain on investments	6,433	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	201,606	82,606,238
Distributions to Shareholders:
Distributions from net investment income	(171,188)	(82,604,014)
Distributions from net realized gain on investments	(2,982)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(174,170)	(82,604,014)
Share Transactions:
Proceeds from sale of shares	3,222,702,402	9,894,095,591
Net asset value of shares issued to shareholders in payment of distributions declared	266,161	86,033,766
Cost of shares redeemed	(4,616,608,395)	(9,106,010,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,393,639,832)	874,119,067
Change in net assets	(1,393,612,396)	874,121,291
Net Assets:
Beginning of period	6,661,243,639	5,787,122,348
End of period (including distributions in excess of net investment income of $(2,748) and $(26,733), respectively)	$5,267,631,243	$6,661,243,639
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  14

  Notes to Financial Statements

  November 30, 2009 (unaudited)

  1. ORGANIZATION

  Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  Semi-Annual Shareholder Report
  15

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

  Other Taxes

  As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  The Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department through its expiration on September 18, 2009. The fee for the Program was recognized ratably over the period of participation and is included in miscellaneous expense on the Fund's Statement of Operations.

  Restricted Securities

  The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a Semi-Annual Shareholder Report
  16

  security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

  Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at November 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CIT Canada Equipment Receivables Trust 2009-1, Class A1, 2.419%, 5/7/2010	4/8/2009	$1,783,792	$1,783,792
NIF-T 2009-1, Class A1, 2.565%, 4/6/2010	3/9/2009	$8,983,069	$8,983,069

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. capital stock

  The following table summarizes capital stock activity:

	Six Months Ended 11/30/2009	Year Ended 5/31/2009
Shares sold	3,222,702,402	9,894,095,591
Shares issued to shareholders in payment of distributions declared	266,161	86,033,766
Shares redeemed	(4,616,608,395)	(9,106,010,290)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,393,639,832)	874,119,067
  Semi-Annual Shareholder Report
  17

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the Adviser voluntarily waived $2,614,571 of its fee.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $44,031 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, FSC voluntarily reimbursed $1,582,290 of distribution services fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2009, FSC did not retain any fees paid by the Fund.

  Semi-Annual Shareholder Report
  18

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2009, FSSC voluntarily reimbursed $50,138 of shareholder services fees. For the six months ended November 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended November 30, 2009, unaffiliated third-party financial intermediaries waived $5,671,335 of Service Fees. This waiver can be modified or terminated at any time.

  General

  Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

  5. CONCENTRATION OF RISK

  A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

  6. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the Fund did not utilize the LOC.

  7. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the program was not utilized.

  Semi-Annual Shareholder Report
  19

  8. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  9. Subsequent events

  Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report
  20

  Evaluation and Approval of Advisory Contract - May 2009

  Prime Cash Series (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  21

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  22

  with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  23

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  24

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  25

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  26

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report
  27

  Federated Securities Corp., Distributor

  Cusip 147551105

  0122606 (1/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Treasury Cash Series

  A Portfolio of Cash Trust Series, Inc.

  SEMI-ANNUAL SHAREHOLDER REPORT

  November 30, 2009

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLES
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights

  (For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 11/30/2009	Year Ended May 31,
		2009	2008	2007	2006[1]	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	0.0032	0.0273	0.0419	0.0295	0.0091
Net realized gain on investments	—	0.0001	—	—	0.0000[2]	0.0000[2]
TOTAL FROM INVESTMENT OPERATIONS	—	0.0033	0.0273	0.0419	0.0295	0.0091
Less Distributions:
Distributions from net investment income	—	(0.0032)	(0.0273)	(0.0419)	(0.0295)	(0.0091)
Distributions from net realized gain on investments	—	(0.0001)	—	—	(0.0000)[2]	(0.0000)[2]
TOTAL DISTRIBUTIONS	—	(0.0033)	(0.0273)	(0.0419)	(0.0295)	(0.0091)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.00%	0.32%	2.76%	4.27%	2.99%	0.91%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.47%	1.04%	1.05%	1.05%	1.05%
Net investment income	0.00%[4]	0.15%	2.45%	4.18%	3.00%	0.87%
Expense waiver/reimbursement[5]	0.85%[4]	0.62%	0.05%	0.06%	0.06%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,319,825	$1,457,691	$712,164	$345,669	$388,810	$252,537
1	Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 to November 30, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Semi-Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2009	Ending Account Value 11/30/2009	Expenses Paid During Period[1],2
Actual	$1,000	$1,000.00	$1.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.82	$1.27
1	Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current annualized net expense ratio of 1.06% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365, to reflect current expenses as if they had been in effect through the most recent one-half-year period would be $5.31 and $5.37, respectively.
  Semi-Annual Shareholder Report
  3

  Portfolio of Investments Summary Tables (unaudited)

  At November 30, 2009, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	79.7%
U.S. Treasury Securities	20.1%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%

  At November 30, 2009, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	67.7%
8-30 Days	0.0%
31-90 Days	25.1%
91-180 Days	3.4%
181 Days or more	3.6%
Other Assets and Liabilities — Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

  Semi-Annual Shareholder Report
  4

  Portfolio of Investments

  November 30, 2009 (unaudited)

Principal Amount			Value
		U.S. Treasury – 20.1%
$12,000,000	[1]	United States Treasury Bills, 0.285%, 8/26/2010	11,974,540
25,000,000	[1]	United States Treasury Bills, 0.440%-0.452%, 4/1/2010	24,962,503
17,000,000	[1]	United States Treasury Bills, 0.545%, 7/1/2010	16,945,439
20,000,000		United States Treasury Notes, 1.750%, 3/31/2010	20,103,774
59,500,000		United States Treasury Notes, 2.000%, 2/28/2010	59,743,521
5,000,000		United States Treasury Notes, 2.000%, 9/30/2010	5,068,289
55,500,000		United States Treasury Notes, 2.125%, 1/31/2010	55,643,416
13,000,000		United States Treasury Notes, 2.625%, 5/31/2010	13,150,272
49,500,000		United States Treasury Notes, 3.500%-6.500%, 2/15/2010	49,963,191
8,000,000		United States Treasury Notes, 3.625%, 1/15/2010	8,031,966
		TOTAL U.S. TREASURY	265,586,911
		Repurchase Agreements – 79.7%
73,000,000	[2]	Interest in $925,000,000 joint repurchase agreement 0.10%, dated 10/7/2009 under which Bank of America N.A. will repurchase securities provided as collateral for $925,231,250 on 1/5/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $943,644,203.	73,000,000
107,524,000		Interest in $5,000,000,000 joint repurchase agreement 0.16%, dated 11/30/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,000,022,222 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2028 and the market value of those underlying securities was $5,100,022,674.	107,524,000
131,000,000		Interest in $5,323,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,323,025,136 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $5,429,485,682.	131,000,000
131,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which Calyon Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,009,444 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $2,040,010,520.	131,000,000
  Semi-Annual Shareholder Report
  5

Principal Amount			Value
$85,000,000	[2]	Interest in $1,500,000,000 joint repurchase agreement 0.09%, dated 11/17/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,500,217,500 on 1/15/2010. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2019 and the market value of those underlying securities was $1,530,049,848.	85,000,000
131,000,000		Interest in $1,750,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $1,750,008,264 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,785,002,015.	131,000,000
131,000,000		Interest in $1,550,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which JPMorgan Securities, Inc. will repurchase securities provided as collateral for $1,550,007,319 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/31/2014 and the market value of those underlying securities was $1,581,001,808.	131,000,000
131,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.17%, dated 11/30/2009 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $3,000,014,167 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2014 and the market value of those underlying securities was $3,061,507,763.	131,000,000
131,000,000		Interest in $800,000,000 joint repurchase agreement 0.16%, dated 11/30/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $800,003,556 on 12/1/2009. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $816,121,109.	131,000,000
		TOTAL REPURCHASE AGREEMENTS	1,051,524,000
		TOTAL INVESTMENTS — 99.8% (AT AMORTIZED COST)[3]	1,317,110,911
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[4]	2,713,725
		TOTAL NET ASSETS — 100%	$1,319,824,636
1	Discount rate at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
    Note: The categories of investments are shown as a percentage of total net assets at November 30, 2009.
  Semi-Annual Shareholder Report
  6

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Short-Term Municipals	$ —	$1,317,110,911	$ —	$1,317,110,911
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  7

  Statement of Assets and Liabilities

  November 30, 2009 (unaudited)

Assets:
Investments in repurchase agreements	$1,051,524,000
Investments in securities	265,586,911
Total investments in securities, at amortized cost and value		$1,317,110,911
Cash		1,216,226
Income receivable		1,641,382
Receivable from Adviser		1,618
Receivable for shares sold		135,500
TOTAL ASSETS		1,320,105,637
Liabilities:
Payable for shares redeemed	7,156
Payable for transfer and dividend disbursing agent fees and expenses	106,182
Payable for Directors'/Trustees' fees	1,630
Payable for portfolio accounting fees	34,398
Payable for share registration costs	103,350
Payable for taxes	19,313
Accrued expenses	8,972
TOTAL LIABILITIES		281,001
Net assets for 1,319,824,624 shares outstanding		$1,319,824,636
Net Assets Consist of:
Paid-in capital		$1,319,824,624
Undistributed net invesment income		12
TOTAL NET ASSETS		$1,319,824,636
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($1,319,824,636 ÷ 1,319,824,624 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  8

  Statement of Operations

  Six Months Ended November 30, 2009 (unaudited)

Investment Income:
Interest			$1,693,400
Expenses:
Investment adviser fee (Note 4)		$3,407,272
Administrative personnel and services fee (Note 4)		528,682
Custodian fees		31,166
Transfer and dividend disbursing agent fees and expenses		763,650
Directors'/Trustees' fees		12,100
Auditing fees		8,724
Legal fees		3,919
Portfolio accounting fees		60,274
Distribution services fee (Note 4)		681,454
Shareholder services fee (Note 4)		1,697,503
Account administration fee		5,452
Share registration costs		156,448
Printing and postage		67,793
Insurance premiums		3,519
Taxes		43,234
Miscellaneous		12,266
TOTAL EXPENSES		7,483,456
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(3,395,205)
Waiver of administrative personnel and services fee (Note 4)	(10,096)
Waiver of distribution services fee (Note 4)	(681,320)
Waiver of shareholder services fee (Note 4)	(1,697,503)
Waiver of account administration fee	(5,452)
Reimbursement of transfer and dividend disbursing agent fees and expenses	(480)
TOTAL WAIVERS AND REIMBURSEMENT		(5,790,056)
Net expenses			1,693,400
Net investment income			$ — -
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  9

  Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2009	Year Ended 5/31/2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$ —	$2,862,890
Net realized gain on investments	—	155,473
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	3,018,363
Distributions to Shareholders:
Distributions from net investment income	—	(2,859,084)
Distributions from net realized gain on investments	—	(155,473)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(3,014,557)
Share Transactions:
Proceeds from sale of shares	1,326,212,766	5,883,450,535
Net asset value of shares issued to shareholders in payment of distributions declared	—	3,183,545
Cost of shares redeemed	(1,464,078,974)	(5,141,110,901)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(137,866,208)	745,523,179
Change in net assets	(137,866,208)	745,526,985
Net Assets:
Beginning of period	1,457,690,844	712,163,859
End of period (including undistributed net investment income of $12 and $12, respectively)	$1,319,824,636	$1,457,690,844
    See Notes which are an integral part of the Financial Statements
  Semi-Annual Shareholder Report
  10

  Notes to Financial Statements

  November 30, 2009 (unaudited)

  1. ORGANIZATION

  Cash Trust Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Directors (the “Directors”).

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  Semi-Annual Shareholder Report
  11

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

  Premium and Discount Amortization

  All premiums and discounts are amortized/accreted.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.

  Other Taxes

  As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Temporary Guarantee Program

  Prior to May 1, 2009, the Fund participated in the Temporary Guarantee Program for Money Market Funds (the “Program”) offered by the U.S. Treasury Department (the “Treasury”). The fee for the Program was recognized ratably over the period of participation. Although the Treasury extended the Program through September 18, 2009, the Fund ceased participating on April 30, 2009.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  Semi-Annual Shareholder Report
  12

  3. CAPITAL STOCK

  The following table summarizes capital stock activity:

	Six Months Ended 11/30/2009	Year Ended 5/31/2009
Shares sold	1,326,212,766	5,883,450,535
Shares issued to shareholders in payment of distributions declared	—	3,183,545
Shares redeemed	(1,464,078,974)	(5,141,110,901)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(137,866,208)	745,523,179

  4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the Adviser voluntarily waived $3,395,205 of its fee. In addition, an affiliate of the Adviser reimbursed $480 of transfer and dividend disbursing agent fees and expenses.

  Administrative Fee

  Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

  The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,096 of its fee.

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution Semi-Annual Shareholder Report
  13

  expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended November 30, 2009, FSC voluntarily waived $681,320 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended November 30, 2009, FSC did not retain any fees paid by the Fund.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended November 30, 2009, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended November 30, 2009, unaffiliated third-party financial intermediaries waived $1,697,503 of Services Fees and waived $5,452 of account administration fees. These waivers can be modified or terminated at any time.

  Expense Limitation

  Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS, FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that total operating expenses (as shown in the financial highlights, but excluding other extraordinary expenses) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.06% through the later of (the “Termination Date”): (a) July 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Directors.

  General

  Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

  5. LINE OF CREDIT

  The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the Fund did not utilize the LOC.

  Semi-Annual Shareholder Report
  14

  6. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2009, there were no outstanding loans. During the six months ended November 30, 2009, the program was not utilized.

  7. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

  8. Subsequent events

  Management has evaluated subsequent events through January 22, 2010, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  Semi-Annual Shareholder Report

  15

  Evaluation and Approval of Advisory Contract - May 2009

  Treasury Cash Series (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2009. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

  During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

  Semi-Annual Shareholder Report
  16

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons Semi-Annual Shareholder Report
  17

  with other similar mutual funds more heavily than non-mutual fund products or services because, it is believed that, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report
  18

  reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report
  19

  circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Semi-Annual Shareholder Report
  20

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Semi-Annual Shareholder Report
  21

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400. Semi-Annual Shareholder Report
  22

  Federated Securities Corp., Distributor

  Cusip 147551402

  0122607 (1/10)

  Federated is a registered mark of Federated Investors, Inc.
  2010 Federated Investors, Inc.

  Item 2.                      Code of Ethics

  Not Applicable

  Item 3.                      Audit Committee Financial Expert

  Not Applicable

  Item 4.                      Principal Accountant Fees and Services

  Not Applicable

  Item 5.                      Audit Committee of Listed Registrants

  Not Applicable

  Item 6.                      Schedule of Investments

  Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

  Item 10.                      Submission of Matters to a Vote of Security Holders

  Not Applicable

  Item 11.                                Controls and Procedures

  (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 12.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Cash Trust Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	January 22, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	January 22, 2010